Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Cash flows from operating activities:
Net loss	$ (4,432,829)	$ (1,742,990)	$ (3,712,047)	$ (4,299,470)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,258,080	140,739	2,043,909	2,769,292
Amortization of beneficial conversion feature		203,812	261,062	6,095
Amortization of debt discount	19,490	22,633	45,266
Convertible notes payable issued for expenses				360,666
Expenses paid by parent company				395,735
Change in assets and liabilities:
Prepaid expenses	(113,092)	(24,472)	(21,624)	5,000
Accounts payable and accrued expenses	(52,400)	123,032	78,757	281,639
Accrued expenses - related party	22,676	481,387	288,689	83,333
Accrued interest	226,276	180,999	147,560	250,136
Net cash used in operating activities	(2,071,799)	(614,860)	(868,428)	(147,574)
Cash flows from financing activities:
Proceeds from convertible notes payable		201,200	202,200
Proceeds from sale of preferred stock	2,035,384		265,000
Proceeds from note payable	25,000			361,000
Net cash provided by financing activities	2,060,384	201,200	467,200	361,000
Net decrease in cash	(11,415)	(413,660)	(401,228)	213,426
Cash at beginning of period	30,146	431,374	431,374	217,948
Cash at end of period	18,731	17,714	30,146	431,374
Cash paid for interest				90,813
Cash paid for taxes
Non-cash investing and financing activities:
Conversion of liabilities into common stock			269,085
Beneficial conversion feature on convertible debt				$ 685,166
Conversion of convertible notes payable	1,048,793	269,085
Cashless exercise of warrants and options	$ 20,563